Stock-Based Compensation - Summary of the Value Stock Options (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		6 years 1 month 9 days	6 years 1 month 9 days	8 years 1 month 28 days
Expected volatility		43.52%	36.93%	62.48%
Risk-free rate		0.41%	2.59%	2.82%
Dividend yield		0.00%	0.00%	0.00%
Modified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4 years 3 months 29 days	4 years 5 months 23 days	2 years 8 months 4 days
Expected volatility	44.02%	42.97%	36.40%
Risk-free rate	0.78%	0.37%	1.66%
Dividend yield	0.00%	0.00%	0.00%